Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000130079 [Member] | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
C000130079 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.37%
C000130079 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.84%
C000130079 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000130079 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000130079 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
C000130079 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.66%
C000130079 [Member] | Technology Media and Telecommunication [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
C000130079 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000130079 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000130079 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000130079 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.08%
C000130079 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000130079 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000130079 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000130079 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000130079 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000130079 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.67%
C000130079 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000130079 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000130080 [Member] | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
C000130080 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.37%
C000130080 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.84%
C000130080 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000130080 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000130080 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
C000130080 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.66%
C000130080 [Member] | Technology Media and Telecommunication [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
C000130080 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000130080 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000130080 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000130080 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.08%
C000130080 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000130080 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000130080 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000130080 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000130080 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000130080 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.67%
C000130080 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000130080 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000130082 [Member] | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
C000130082 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.37%
C000130082 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.84%
C000130082 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000130082 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000130082 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
C000130082 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.66%
C000130082 [Member] | Technology Media and Telecommunication [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
C000130082 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000130082 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000130082 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000130082 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.08%
C000130082 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000130082 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000130082 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000130082 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000130082 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000130082 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.67%
C000130082 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000130082 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000010992 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000010992 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000010992 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.58%
C000010992 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%
C000010992 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.09%
C000010992 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000010992 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000010992 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000010992 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000010992 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000010994 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000010994 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000010994 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.58%
C000010994 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%
C000010994 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.09%
C000010994 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000010994 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000010994 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000010994 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000010994 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000010995 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000010995 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000010995 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.58%
C000010995 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%
C000010995 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.09%
C000010995 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000010995 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000010995 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000010995 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000010995 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000010996 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000010996 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000010996 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.58%
C000010996 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%
C000010996 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.09%
C000010996 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000010996 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000010996 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000010996 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000010996 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%